UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2  as of July 31, 2004 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2004, the value of the Fund’s investment in the Portfolio was $35,893,654 and the Fund owned approximately 19.3% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value

Aerospace / Defense — 2.6%
Armor Holdings, Inc.(1)	45,300	1,653,450
Aviall Inc.(1)	24,600	493,230
Ceradyne, Inc.(1)	34,900	1,339,113
United Defense Industries, Inc.(1)	40,600	1,406,790
		$4,892,583

Airlines — 0.3%
AirTran Holdings, Inc.(1)	51,200	570,880
		$570,880

Apparel — 0.5%
Quiksilver, Inc.(1)	42,500	916,300
		$916,300

Auto and Parts — 0.9%
Bandag, Inc.	15,000	669,750
Fleetwood Enterprises, Inc.(1)	72,500	974,400
		$1,644,150

Banks — 1.6%
East West Bancorp Inc.	19,100	644,052
Hanmi Financial Corp.	54,000	1,566,000
PrivateBancorp, Inc.	27,400	767,200
		$2,977,252

Batteries — 0.6%
Rayovac Corp.(1)	38,900	1,039,797
		$1,039,797

Beverages — 1.1%
Cott Corp.(1) (2)	72,800	2,036,944
		$2,036,944

Building Materials — 0.7%
Simpson Manufacturing Co., Inc.	11,200	627,312
Texas Industries, Inc.	16,200	693,846
		$1,321,158

Business Services - Miscellaneous — 1.8%
Corporate Executive Board Co., (The)	32,900	1,865,430
FileNET Corp.(1)	26,200	497,800
Heidrick & Struggles International, Inc.(1)	33,700	891,702
		$3,254,932

Casinos and Gaming — 1.9%
Ameristar Casinos, Inc.	18,700	502,656
Boyd Gaming Corp.	21,400	562,606
Scientific Games Corp.(1)	57,000	1,015,170
Station Casinos, Inc.	33,100	1,429,920
		$3,510,352

Chemicals — 0.5%
Cabot Corp.	26,300	1,001,504
		$1,001,504

Coal — 1.8%
CONSOL Energy, Inc.	49,100	1,759,744
Massey Energy Co.	59,400	1,642,410
		$3,402,154

Commercial Services — 1.6%
Alliance Data Systems Corp.(1)	43,400	1,723,414
CoStar Group, Inc.(1)	11,855	503,245
Intersections, Inc.(1)	51,500	752,930
		$2,979,589

Computer Equipment — 3.8%
PalmOne, Inc.(1)	174,900	7,034,478
		$7,034,478

Computer Software — 5.8%
Activision, Inc.(1)	107,050	1,568,282
Akamai Technologies, Inc.(1)	178,100	2,659,033
Blackboard, Inc.(1)	54,300	1,004,550
Hyperion Solutions Corp.(1)	38,300	1,571,066
Kronos, Inc.(1)	13,300	584,136
Paxar Corp.(1)	51,200	987,136
Salesforce.com, Inc.(1)	47,600	619,276
Verint Systems, Inc.(1)	57,800	1,832,838
		$10,826,317

Consumer Services — 0.3%
Alderwoods Group, Inc.(1) (2)	38,600	342,961
Regis Corp.	7,200	296,352
		$639,313

Distribution/Wholesale — 0.7%
Hughes Supply, Inc.	10,500	639,660
SCP Pool Corp.	17,600	725,648
		$1,365,308

Drugs — 4.0%
Bone Care International, Inc.(1)	36,400	913,276
Covance, Inc.(1)	43,000	1,577,670
EPIX Medical, Inc.(1)	47,300	853,765
Idexx Laboratories, Inc.(1)	8,100	408,159
Immucor, Inc.(1)	89,550	1,814,283
Nabi Biopharmaceuticals(1)	44,000	508,200
Pharmion Corp.(1)	16,400	736,032
Salix Pharmaceuticals Ltd.(1)	26,850	572,442
		$7,383,827

Educational Services — 0.7%
Laureate Education, Inc.(1)	38,400	1,355,520
		$1,355,520

Electronic Components - Miscellaneous — 0.5%
Littelfuse, Inc.(1)	24,900	966,120
		$966,120

Electronics - Equipment — 1.5%
Ametek, Inc.	32,000	986,880
Rogers Corp.(1)	16,100	796,145
Thomas and Betts Corp.	37,800	994,140
		$2,777,165

Electronics - Instruments — 0.4%
Woodward Governor Co.	10,600	650,522
		$650,522

Electronics - Semiconductors — 0.8%
Silicon Image, Inc.(1)	129,600	1,553,904
		$1,553,904

Entertainment — 0.4%
WMS Industries, Inc.(1)	24,500	667,380
		$667,380

Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	26,000	468,000
First Marblehead Corp., (The)(1)	42,600	1,787,496
Jones Lang Lasalle, Inc.(1)	19,700	571,300
		$2,826,796

Food Products — 1.0%
Pilgrim’s Pride Corp.	67,700	1,898,308
		$1,898,308

Foods — 1.9%
Corn Products International, Inc.	35,000	1,509,200
Smithfield Foods, Inc.(1)	32,500	921,050
United Natural Foods, Inc.(1)	51,400	1,113,838
		$3,544,088

Health Services — 4.1%
LCA-Vision, Inc.(1)	43,400	1,132,306
LifePoint Hospitals, Inc.(1)	43,200	1,443,312
Sierra Health Services(1)	16,100	711,620
United Surgical Partners International, Inc.(1)	43,200	1,522,368
VCA Antech, Inc.(1)	48,800	2,051,064
WellCare Health Plans, Inc.(1)	36,200	709,520
		$7,570,190

Hotels — 0.9%
Choice Hotels International, Inc.	33,100	1,741,060
		$1,741,060

Household Durables — 0.5%
Jarden Corp.(1)	25,500	921,570
		$921,570

Household Products — 0.7%
Chattem, Inc.(1)	30,400	875,824
Design Within Reach, Inc.(1)	30,400	491,294
		$1,367,118

Insurance — 0.6%
Triad Guaranty, Inc.(1)	21,000	1,142,400
		$1,142,400

Internet - Software — 0.8%
eResearch Technology, Inc.(1)	30,900	769,719
TIBCO Software, Inc.(1)	94,500	668,115
		$1,437,834

Internet Content - Entertainment — 0.7%
Ask Jeeves, Inc.(1)	28,600	831,688
CNET Networks, Inc.(1)	57,100	521,323
		$1,353,011

Internet Services — 1.3%
Blue Nile, Inc.(1)	38,300	1,078,145
Greenfield Online(1)	25,300	409,354
Websense, Inc.(1)	23,200	886,008
		$2,373,507

Investment Services — 0.9%
Greenhill & Co., Inc.(1)	36,400	744,380
Host Marriott Corp. REIT(1)	70,700	915,565
		$1,659,945

Machinery — 0.4%
IDEX Corp.	20,500	657,845
		$657,845

Manufacturing - Diversified — 0.7%
Brink’s Co. (The)	37,600	1,216,360
		$1,216,360

Medical - Biomed / Genetics — 1.3%
Eyetech Pharmaceuticals, Inc.(1)	33,500	1,242,850
Martek Biosciences, Corp.(1)	14,400	681,408
Serologicals Corp.(1)	21,000	411,600
		$2,335,858

Medical Products — 9.7%
Abiomed, Inc.(1)	60,800	656,640
Advanced Medical Optics, Inc.(1)	17,400	662,070
Aspect Medical Systems, Inc.(1)	55,700	891,757
Cooper Cos., Inc.	18,200	1,081,990
Cytyc Corp.(1)	81,800	1,977,106
Dade Behring Holdings, Inc.(1)	42,475	2,110,583
DENTSPLY International, Inc.	20,300	987,189
Given Imaging Ltd.(1) (2)	85,400	2,939,468
Haemonetics Corp.(1)	48,000	1,440,000
Hologic, Inc.(1)	34,700	691,224
Kyphon, Inc.(1)	135,500	3,662,565
NuVasive, Inc.(1)	21,800	218,218
Wright Medical Group, Inc.(1)	24,200	668,646
		$17,987,456

Metals - Industrial — 1.2%
Allegheny Technologies, Inc.	29,000	940,345
Formation Capital Corp.(1) (2) (3) (4)	400,000	144,470
Ispat International NV(1) (2)	22,000	386,100
Steel Dynamics, Inc.	23,600	772,900
		$2,243,815

Oil and Gas - Equipment and Services — 2.9%
Atwood Oceanics, Inc.(1)	22,900	885,314
CARBO Ceramics, Inc.	29,200	2,068,236
Lone Star Technologies, Inc.(1)	30,200	1,006,264
National-Oilwell, Inc.(1)	20,800	695,760
Varco International, Inc.(1)	32,200	778,274
		$5,433,848

Oil and Gas - Exploration and Production — 6.7%
Cabot Oil & Gas Corp.	19,000	835,430
Denbury Resources, Inc.(1)	88,600	1,935,910
Harvest Natural Resources, Inc.(1)	56,000	771,680
Houston Exploration Co.(1)	14,700	793,800
Newfield Exploration Co.(1)	14,400	850,608

PetroKazakhstan Inc. Class A(2)	22,900	724,785
Quicksilver Resources, Inc.(1)	96,200	3,046,654
Range Resources Corp.	33,300	557,775
Swift Energy Co.(1)	49,600	1,125,424
Tesoro Petroleum Corp.(1)	21,800	632,200
Vintage Petroleum, Inc.	65,700	1,123,470
		$12,397,736

Private Corrections — 0.7%
Corrections Corp. of America(1)	35,800	1,349,660
		$1,349,660

Retail — 1.1%
American Eagle Outfitters(1)	28,400	930,668
J. Jill Group, Inc.(1)	10,000	185,700
Select Comfort Corp.(1)	22,700	463,761
Stein Mart, Inc.(1)	30,000	544,200
		$2,124,329

Retail - Electronics — 0.8%
Guitar Center, Inc.(1)	31,000	1,393,450
		$1,393,450

Retail - Food and Drug — 1.2%
Buffalo Wild Wings, Inc.(1)	7,900	233,366
Jack in the Box, Inc.(1)	17,500	558,250
NBTY, Inc.(1)	19,700	428,672
Nu Skin Enterprises, Inc. Class A	33,900	925,809
		$2,146,097

Retail - Specialty and Apparel — 3.8%
Aeropostale, Inc.(1)	18,100	551,688
Cabela’s, Inc., Class A(1)	68,900	1,849,965
Circuit City Stores, Inc.	54,000	761,400
Gander Mountain Co.(1)	69,400	1,488,630
PETsMART, Inc.	18,800	582,988
Urban Outfitters, Inc.(1)	59,100	1,757,634
		$6,992,305

Schools — 1.4%
Strayer Education, Inc.	16,000	1,558,720
Universal Technical Institute, Inc.(1)	31,300	1,023,510
		$2,582,230

Telecommunications - Equipment — 1.0%
American Tower Corp., Class A(1)	126,500	1,829,190
		$1,829,190

Transportation — 5.2%
EGL, Inc.(1)	67,000	1,702,470
Hub Group, Inc., Class A(1)	21,800	711,552
Landstar System, Inc.(1)	21,200	1,055,972

Old Dominion Freight Line(1)	40,250	1,168,055
Overseas Shipholding Group	30,100	1,351,791
Teekay Shipping Corp.(2)	29,600	1,177,488
UTI Worldwide, Inc.(2)	17,700	911,373
Yellow Roadway Corp.(1)	38,200	1,662,082
		$9,740,783

Wireless Communication Services — 4.6%
Alvarion Ltd.(1) (2)	59,300	722,867
NII Holdings, Inc., Class B(1)	133,100	5,060,462
Research in Motion Ltd.(1) (2)	13,400	826,378
Rogers Wireless Communications, Inc., Class B(1) (2)	29,300	858,490
Spectrasite, Inc.(1)	23,900	1,027,700
		$8,495,897

Total Common Stocks (identified cost $157,547,563)		$171,530,135

Special Warrants — 0.1%

Security	Shares	Value

Metals - Gold — 0.1%
Western Exploration and Development, Ltd.(1) (3) (4)	600,000	180,000
		$180,000

Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value

Metals - Gold — 0.0%
Nevada Pacific Mining Co.(1) (3) (4)	80,000	56,000
		$56,000

Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 5.7%

Security	Principal Amount	Value
	(000’s omitted)
Kittyhawk Funding, 1.37%, 8/23/04	3,500	3,497,069
Receivables Capital Corp., 1.34%, 8/13/04	3,500	3,498,437
Yorktown Capital, 1.37%, 8/23/04	3,500	3,497,070

Total Commercial Paper (at amortized cost, $10,492,576)		$10,492,576

Short-Term Investments — 3.9%

Security	Principal Amount	Value
	(000’s omitted)
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	7,278	7,278,000

Total Short-Term Investments (at amortized cost, $7,278,000)		$7,278,000

Total Investments — 102.1% (identified cost $175,878,139)		$189,536,711

Other Assets, Less Liabilities — (2.1)%		$(3,901,970)

Net Assets — 100.0%		$185,634,741

1                     Non-income producing security.

2                     Foreign security.

3                     Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

4                     Restricted security.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$175,878,139
Gross unrealized appreciation	$19,534,924
Gross unrealized depreciation	(5,876,352)
Net unrealized appreciation	$13,658,572

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (on behalf of Tax-Managed Small-Cap Growth Fund 1.2)

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr. President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr. President and Principal Executive Officer

Date:	September 21, 2004

By:	/S/ James L. O’Connor
James L. O’Connor Treasurer and Principal Financial Officer

Date:	September 21, 2004